Consolidated income statements - USD ($) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement [line items]
Net sales to third parties		$ 14,054	$ 12,512	$ 27,287	$ 24,341
Other revenues		782	360	1,169	651
Cost of goods sold		(3,322)	(3,173)	(6,549)	(6,269)
Gross profit		11,514	9,699	21,907	18,723
Selling, general and administration		(3,442)	(3,091)	(6,500)	(5,931)
Research and development		(2,727)	(2,367)	(5,093)	(4,788)
Other income		548	273	774	522
Other expense		(1,029)	(500)	(1,561)	(1,139)
Operating income		4,864	4,014	9,527	7,387
Loss from associated companies		(3)	(2)	(6)	(31)
Interest expense		(289)	(246)	(559)	(467)
Other financial income and expense		(41)	75	(24)	81
Income before taxes		4,531	3,841	8,938	6,970
Income taxes		(507)	(595)	(1,305)	(1,036)
Net income		4,024	3,246	7,633	5,934
Attributable to
Shareholders of Novartis AG		4,041	3,246	7,647	5,934
Non-controlling interests		$ (17)	$ 0	$ (14)	$ 0
Basic earnings per share [abstract]
Weighted average number of ordinary shares outstanding		1,948	2,033	1,958	2,038
Basic earnings per share	[1]	$ 2.07	$ 1.60	$ 3.91	$ 2.91
Diluted earnings per share [abstract]
Adjusted weighted average number of ordinary shares outstanding		1,960	2,046	1,970	2,052
Diluted earnings per share	[1]	$ 2.06	$ 1.59	$ 3.88	$ 2.89

[1]	Earnings per share (EPS) is calculated on the amount of net income attributable to shareholders of Novartis AG.